Share repurchase program (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares
Share repurchase program
Shares repurchased		$ 1.6	¥ 11,266
Available share repurchase | $		$ 1.4
ADR
Share repurchase program
Shares repurchased (in shares) | shares		593,344	593,344
ADR | Lightspeed China Partners
Share repurchase program
Shares repurchased (in shares) | shares		284,147	284,147
Class A ordinary shares
Share repurchase program
Shares repurchased (in shares) | shares		40,631,775	40,631,775
Class A ordinary shares | Lightspeed China Partners
Share repurchase program
Shares repurchased (in shares) | shares		40,537,205	40,537,205
Shares repurchased (ADS represented in shares) | shares		5,682,940	5,682,940
Existing share repurchase program | ADR
Share repurchase program
Aggregate value under share repurchase program | $	$ 3.0
Period of share repurchase	12 months
Existing share repurchase program | Class A ordinary shares
Share repurchase program
Aggregate value under share repurchase program | $	$ 3.0
Period of share repurchase	12 months
Extended share repurchase program | ADR
Share repurchase program
Aggregate value under share repurchase program | $	$ 3.0
Period of share repurchase	24 months
Extended share repurchase program | Class A ordinary shares
Share repurchase program
Aggregate value under share repurchase program | $	$ 3.0
Period of share repurchase	24 months